CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Payments for common stock issuance costs	$ 6,828
Private Placement
Payments for common stock issuance costs	6,800
2027 Notes
Convertible debt, equity component, deferred tax	700
Issuance cost, equity component	$ 2,100